Description of Plan (Details) - EBP, 401(K) Plan	12 Months Ended
	Dec. 31, 2025 USD ($) Hours year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched percentage	6.00%
Requisite service period, full time employees	1 year
Requisite service period, part time employees | Hours	1,000
Note receivable from participant, maximum borrowing, percentage	50.00%
Note receivable from participant, minimum borrowing, percentage	$ 1,000
Note receivable from participant, maximum borrowing amount	50,000
Note receivable from participant, accrued interest amount	$ 71,198	$ 59,617
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, account, primary residence, maximum borrowing term	15 years
Forfeited nonvested account	$ 248,680	$ 295,370
Forfeited nonvested account, decrease from administrative expense	68,924
Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Forfeited nonvested account, decrease from employer contribution	$ 311,474
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Matching contribution vesting percentage	1
Employer contribution vesting service period	1 year
Employer contribution, break in service period	5 years
Employer contribution maximum vesting age | year	65
Elective Deferral Contributions, Rollover Contributions, Catch-up contributions, And Any Earnings Thereto
EBP, Description of Plan [Line Items]
Matching contribution vesting percentage	1
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%